Post-retirement benefit obligations - Sensitivity Analysis (Details) - ZAR (R) R in Millions	Jun. 30, 2022	Jun. 30, 2021
Sensitivity analysis
Cost inflation as premium over CPI	2.00%
South Africa | Healthcare | Healthcare cost inflation
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 387	R 411
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (325)	R (344)
South Africa | Healthcare | Discount rate
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (309)	R (329)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 373	R 399
United States | Healthcare | Healthcare cost inflation
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
United States | Healthcare | Discount rate
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (21)	R (25)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 28	R 34